Fair Value of Financial Instruments - Measured on Nonrecurring Basis (Tables) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurements
Cash and cash equivalents	$ 65,182	$ 81,507
Restricted cash	2,900
Senior Notes	(355,781)	(247,969)
Notes payable, including current portion	(34,447)
Capital lease obligations	(17,617)	(20,649)
Long-term debt	(25,321)	(390)
Fair Value Measurements Non Recurring | Level I
Fair Value Measurements
Cash and cash equivalents	65,182	81,507
Restricted cash	2,900
Senior Notes	(355,781)	(247,969)
Fair Value Measurements Non Recurring | Level II
Fair Value Measurements
Notes payable, including current portion	(34,447)
Capital lease obligations	(17,617)	(20,649)
Long-term debt	$ (25,321)	$ (390)